Income taxes - Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of January 1,	$ 3,800	$ 2,000	$ 1,200
Additions based on tax positions related to the current year	2,700	1,800	1,100
Decreases due to lapse of applicable statute of limitations	(100)	0	(300)
Settlements	0	0	0
Balance as of December 31,	$ 6,400	$ 3,800	$ 2,000